TAXATION (Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	¥ 25,323	¥ 23,648	¥ 15,011
Increases related to current tax positions	5,941	1,675	4,948
Addition from the consolidation of previously deconsolidated subsidiaries	0	0	3,689
Decrease due to disposal of subsidiaries (Note 27)	(6,645)	0	0
Unrecognized tax benefits, end of year	¥ 24,619	¥ 25,323	¥ 23,648